Financial instruments - Maturity Analysis of Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 68,679	$ 68,827
Other long-term liabilities	967	1,026
Less than one year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	68,679	68,827
Other long-term liabilities	0	0
1 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	967	1,026
>5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	$ 0	$ 0